SUBSEQUENT EVENTS (Details 5) (USD $)	0 Months Ended		1 Months Ended
	Jun. 24, 2011 Drilling Contract Commitments	Dec. 31, 2012 Drilling Contract Commitments Maximum	Apr. 24, 2013 Subsequent event Eagle Ford Hunter	Apr. 24, 2013 Subsequent event Eagle Ford Hunter Senior Revolving Credit Facility
SUBSEQUENT EVENTS
Total consideration received			$ 422,100,000
Cash consideration received			379,800,000
Consideration received, number of shares of common stock received			10,000,000
Consideration received, value of common stock received			42,300,000
Extinguishment of Debt, Amount				325,000,000
Term of commitment	40 months
Remaining maximum liability		$ 10,700,000